Shareholder Report, Holdings (Details)	May 31, 2025
C000006838 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006838 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006838 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006838 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006838 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006838 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006838 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006838 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006838 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006838 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006838 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006838 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006838 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006838 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006838 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006843 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006843 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006843 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006843 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006843 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006843 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006843 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006843 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006843 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006843 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006843 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006843 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006843 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006843 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006843 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006844 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006844 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006844 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006844 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006844 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006844 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006844 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006844 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006844 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006844 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006844 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006844 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006844 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006844 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006844 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006845 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006845 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006845 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006845 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006845 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006845 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006845 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006845 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006845 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006845 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006845 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006845 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006845 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006845 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006845 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006847 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006847 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006847 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006847 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006847 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006847 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006847 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006847 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006847 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006847 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006847 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006847 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006847 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006847 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006847 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006849 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006849 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006849 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006849 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006849 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006849 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006849 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006849 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006849 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006849 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006849 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006849 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006849 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006849 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006849 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006849 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006850 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006850 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006850 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006850 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006850 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006850 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006850 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006850 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006850 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006850 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006850 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006850 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006850 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006850 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006850 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006850 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006839 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006839 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006839 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006839 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006839 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006839 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006839 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006839 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006839 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006839 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006839 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006839 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006839 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000006839 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000006839 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000231058 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000231058 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000231058 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000231058 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000231058 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231058 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000231058 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231058 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231058 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231058 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231058 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231058 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000231058 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000231058 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.80%
C000231058 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000231058 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006851 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006851 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006851 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006851 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006851 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006851 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006851 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006851 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006851 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006851 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006851 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006851 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006851 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006851 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006851 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006851 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006851 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006851 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006851 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006851 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006851 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006851 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006851 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006856 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006856 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006856 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006856 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006856 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006856 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006856 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006856 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006856 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006856 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006856 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006856 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006856 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006856 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006856 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006856 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006856 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006856 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006856 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006856 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006856 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006856 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006856 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006857 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006857 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006857 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006857 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006857 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006857 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006857 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006857 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006857 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006857 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006857 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006857 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006857 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006857 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006857 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006857 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006857 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006857 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006857 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006857 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006857 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006857 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006857 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006858 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006858 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006858 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006858 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006858 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006858 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006858 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006858 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006858 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006858 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006858 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006858 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006858 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006858 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006858 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006858 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006858 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006858 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006858 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006858 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006858 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006858 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006858 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006860 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006860 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006860 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006860 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006860 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006860 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006860 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006860 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006860 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006860 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006860 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006860 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006860 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006860 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006860 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006860 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006860 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006860 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006860 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006860 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006860 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006860 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006860 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006860 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006862 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006862 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006862 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006862 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006862 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006862 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006862 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006862 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006862 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006862 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006862 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006862 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006862 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006862 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006862 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006862 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006862 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006862 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006862 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006862 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006862 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006862 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006862 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006862 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006863 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006863 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006863 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006863 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006863 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006863 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006863 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006863 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006863 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006863 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006863 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006863 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006863 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006863 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006863 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006863 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006863 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006863 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006863 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006863 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006863 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006863 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006863 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006863 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006852 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006852 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006852 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006852 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006852 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006852 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006852 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006852 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006852 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006852 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006852 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006852 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006852 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006852 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006852 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006852 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006852 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006852 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006852 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006852 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006852 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000006852 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006852 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006852 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000231059 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000231059 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000231059 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000231059 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000231059 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000231059 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231059 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231059 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231059 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000231059 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000231059 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231059 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231059 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000231059 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000231059 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000231059 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000231059 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000231059 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231059 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000231059 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000231059 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000231059 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000231059 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231059 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006887 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006887 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006887 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006887 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006887 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006887 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006887 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006887 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006887 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006887 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006887 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006887 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006887 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006887 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006892 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006892 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006892 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006892 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006892 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006892 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006892 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006892 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006892 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006892 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006892 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006892 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006892 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006892 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006893 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006893 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006893 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006893 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006893 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006893 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006893 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006893 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006893 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006893 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006893 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006893 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006893 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006893 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006894 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006894 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006894 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006894 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006894 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006894 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006894 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006894 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006894 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006894 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006894 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006894 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006894 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006894 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006896 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006896 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006896 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006896 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006896 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006896 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006896 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006896 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006896 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006896 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006896 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006896 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006896 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006896 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006898 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006898 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006898 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006898 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006898 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006898 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006898 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006898 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006898 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006898 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006898 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006898 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006898 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006898 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006899 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006899 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006899 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006899 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006899 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006899 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006899 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006899 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006899 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006899 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006899 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006899 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006899 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006899 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006888 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006888 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006888 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006888 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006888 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006888 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006888 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006888 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006888 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006888 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006888 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006888 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006888 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006888 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000231060 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000231060 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231060 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231060 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000231060 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231060 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000231060 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000231060 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231060 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000231060 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000231060 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000231060 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000231060 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000231060 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006904 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006904 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006904 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006904 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006904 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006904 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006904 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006904 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006904 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006904 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006904 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006904 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006904 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006904 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006904 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000006904 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006904 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006904 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006904 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006904 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006904 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006905 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006905 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006905 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006905 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006905 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006905 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006905 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006905 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006905 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006905 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006905 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006905 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006905 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006905 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000006905 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006905 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006905 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006905 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006906 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006906 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006906 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006906 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006906 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006906 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006906 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006906 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006906 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006906 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006906 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006906 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006906 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006906 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000006906 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006906 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006906 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006906 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006906 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006907 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006907 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006907 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006907 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006907 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006907 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006907 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006907 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006907 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006907 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006907 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006907 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006907 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000006907 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006907 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000006907 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006907 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006907 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006907 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006907 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006907 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006907 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071424 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071424 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071424 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071424 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071424 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071424 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071424 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071424 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071424 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071424 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000071424 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000071424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071424 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000071424 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071424 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000071424 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071424 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071424 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071425 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071425 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071425 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071425 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071425 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071425 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071425 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071425 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071425 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071425 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071425 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000071425 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071425 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000071425 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071425 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000071425 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071425 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000071425 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071425 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071425 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071425 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071426 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071426 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071426 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071426 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071426 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071426 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071426 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071426 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071426 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071426 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071426 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000071426 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071426 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000071426 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071426 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000071426 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071426 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000071426 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071426 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071426 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071426 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071426 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071427 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071427 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071427 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071427 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071427 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071427 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071427 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071427 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071427 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071427 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071427 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000071427 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071427 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000071427 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071427 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000071427 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071427 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000071427 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071427 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071427 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071427 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071428 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071428 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071428 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071428 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071428 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071428 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071428 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071428 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071428 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071428 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071428 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000071428 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071428 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.80%
C000071428 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071428 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.30%
C000071428 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071428 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.80%
C000071428 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071428 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000071428 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071428 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006911 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006911 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006911 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006911 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006911 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006911 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006911 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006911 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006911 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006911 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006911 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006911 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006911 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006911 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006911 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006911 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006911 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006911 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006911 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006911 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006911 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006916 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006916 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006916 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006916 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006916 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006916 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006916 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006916 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006916 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006916 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006916 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006916 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006916 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006916 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006916 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006916 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006916 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006916 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006916 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006916 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006916 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006917 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006917 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006917 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006917 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006917 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006917 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006917 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006917 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006917 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006917 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006917 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006917 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006917 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006917 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006917 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006917 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006917 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006917 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006917 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006917 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006917 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006917 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006918 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006918 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006918 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006918 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006918 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006918 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006918 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006918 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006918 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006918 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006918 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006918 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006918 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006918 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006918 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006918 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006918 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006918 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006918 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006918 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006918 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006918 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006920 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006920 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006920 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006920 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006920 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006920 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006920 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006920 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006920 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006920 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006920 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006920 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006920 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006920 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006920 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006920 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006920 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006920 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006920 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006920 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006920 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006920 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006922 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006922 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006922 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006922 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006922 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006922 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006922 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006922 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006922 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006922 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006922 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006922 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006922 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006922 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006922 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006922 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006922 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006922 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006922 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006922 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006922 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006922 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006923 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006923 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006923 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006923 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006923 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006923 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006923 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006923 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006923 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006923 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006923 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006923 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006923 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006923 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006923 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006923 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006923 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006923 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006923 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006923 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006923 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006923 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006912 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006912 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006912 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006912 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006912 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006912 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006912 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006912 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006912 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006912 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006912 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006912 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006912 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006912 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006912 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006912 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006912 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006912 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006912 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000006912 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006912 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006912 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000231061 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000231061 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231061 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000231061 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000231061 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000231061 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000231061 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000231061 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231061 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231061 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231061 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000231061 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231061 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231061 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000231061 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231061 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000231061 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000231061 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000231061 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000231061 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000231061 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000231061 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000006924 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006924 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006924 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006924 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006924 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006924 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006924 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006929 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006929 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006929 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006929 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006929 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006929 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006929 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006930 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006930 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006930 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006930 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006930 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006930 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006930 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006931 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006931 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006931 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006931 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006931 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006931 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006931 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006933 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006933 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006933 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006933 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006933 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006933 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006933 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006935 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006935 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006935 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006935 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006935 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006935 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006935 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006936 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006936 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006936 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006936 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006936 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006936 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006936 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006925 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006925 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006925 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006925 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006925 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000006925 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006925 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000195683 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000195683 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000195683 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000195683 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000195683 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000195683 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000195683 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006937 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006937 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006937 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006937 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006937 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006937 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006937 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006937 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006937 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006937 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006937 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000006937 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006937 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006937 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006937 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006937 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006937 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006937 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006937 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006937 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006937 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006938 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006938 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006938 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006938 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006938 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006938 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006938 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006938 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006938 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006938 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006938 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000006938 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006938 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006938 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006938 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006938 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006938 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006938 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006938 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006938 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006938 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006939 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006939 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006939 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006939 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006939 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006939 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006939 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006939 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006939 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006939 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006939 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000006939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006939 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006939 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006939 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006939 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006939 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006939 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006940 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006940 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006940 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006940 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006940 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006940 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006940 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006940 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006940 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006940 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006940 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000006940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006940 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006940 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006940 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006940 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006940 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006940 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071431 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071431 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071431 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071431 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071431 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071431 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071431 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071431 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071431 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071431 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071431 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000071431 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071431 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000071431 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071431 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071431 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071431 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071432 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071432 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071432 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071432 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071432 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071432 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071432 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071432 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071432 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071432 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071432 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000071432 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071432 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000071432 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071432 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071432 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071432 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071432 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071432 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071433 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071433 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071433 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071433 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071433 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071433 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071433 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071433 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071433 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071433 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071433 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000071433 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071433 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000071433 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071433 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071433 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071433 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071433 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071433 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071433 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071430 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000071430 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071430 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071430 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071430 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000071430 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071430 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071430 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071430 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071430 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071430 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000071430 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071430 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000071430 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000071430 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000071430 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071430 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000071430 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071430 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000071430 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000071430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071430 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000034484 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034484 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034484 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034484 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034484 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034484 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034484 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034484 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034484 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034484 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000034484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000034484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000034484 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.50%
C000034484 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000034484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034484 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000034484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000034484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000034484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.00%
C000034484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006941 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006941 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006941 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006941 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006941 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006941 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006941 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006941 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006941 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006941 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006941 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006941 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006941 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006942 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006942 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006942 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006942 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006942 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006942 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006942 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006942 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006942 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006942 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006942 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006942 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006942 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006943 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006943 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006943 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006943 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006943 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006943 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006943 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006943 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006943 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006943 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006944 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006944 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006944 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006944 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006944 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006944 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006944 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006944 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006944 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006944 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071434 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071434 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071434 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071434 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071434 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071434 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071434 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071434 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071434 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000071434 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071434 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071434 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071434 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000071434 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071434 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071434 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071434 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071435 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071435 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071435 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071435 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071435 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071435 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071435 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071435 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071435 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000071435 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071435 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071435 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071435 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000071435 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071435 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071435 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071436 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071436 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071436 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071436 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071436 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000071436 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071436 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000071436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071437 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071437 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071437 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071437 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071437 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071437 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071437 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000071437 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071437 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000071437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071437 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071437 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000034485 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034485 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034485 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034485 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034485 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000034485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000034485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000034485 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000034485 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000034485 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.50%
C000034485 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034485 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.80%
C000034485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000034485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000034485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000142775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000142775 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000142775 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[3]
C000142775 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[4]
C000142775 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[4]
C000142775 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[5]
C000142775 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[5]
C000142775 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[5]
C000142775 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[1]
C000142775 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[1]
C000142775 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[1]
C000142775 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000142775 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[1]
C000142775 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[4]
C000142775 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[5]
C000142775 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[5]
C000142775 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[5]
C000142775 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[4]
C000142776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000142776 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000142776 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[8]
C000142776 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[9]
C000142776 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[9]
C000142776 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[10]
C000142776 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[10]
C000142776 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[10]
C000142776 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[6]
C000142776 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[6]
C000142776 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[6]
C000142776 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000142776 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[6]
C000142776 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[9]
C000142776 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[10]
C000142776 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[10]
C000142776 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[10]
C000142776 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[9]
C000142777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000142777 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000142777 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[13]
C000142777 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[14]
C000142777 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[14]
C000142777 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[15]
C000142777 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[15]
C000142777 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[15]
C000142777 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[11]
C000142777 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[11]
C000142777 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[11]
C000142777 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000142777 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[11]
C000142777 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[14]
C000142777 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[15]
C000142777 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[15]
C000142777 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[15]
C000142777 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[14]
C000142778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000142778 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000142778 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[18]
C000142778 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[19]
C000142778 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[19]
C000142778 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[20]
C000142778 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[20]
C000142778 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[20]
C000142778 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[16]
C000142778 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[16]
C000142778 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[16]
C000142778 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000142778 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[16]
C000142778 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[19]
C000142778 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[20]
C000142778 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[20]
C000142778 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[20]
C000142778 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[19]
C000142779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000142779 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000142779 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[23]
C000142779 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[24]
C000142779 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[24]
C000142779 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[25]
C000142779 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[25]
C000142779 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[25]
C000142779 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[21]
C000142779 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[21]
C000142779 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[21]
C000142779 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000142779 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[21]
C000142779 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[24]
C000142779 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[25]
C000142779 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[25]
C000142779 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[25]
C000142779 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[24]
C000142780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000142780 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000142780 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[28]
C000142780 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[29]
C000142780 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[29]
C000142780 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[30]
C000142780 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[30]
C000142780 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[30]
C000142780 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[26]
C000142780 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[26]
C000142780 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[26]
C000142780 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000142780 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[26]
C000142780 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[29]
C000142780 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[30]
C000142780 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[30]
C000142780 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[30]
C000142780 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[29]
C000142781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000142781 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[32]
C000142781 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[33]
C000142781 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[34]
C000142781 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[34]
C000142781 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[35]
C000142781 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[35]
C000142781 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[35]
C000142781 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[31]
C000142781 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[31]
C000142781 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[31]
C000142781 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[31]
C000142781 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[31]
C000142781 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[34]
C000142781 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[35]
C000142781 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[35]
C000142781 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[35]
C000142781 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[34]
C000142782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000142782 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[37]
C000142782 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[38]
C000142782 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[39]
C000142782 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[39]
C000142782 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[40]
C000142782 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[40]
C000142782 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[40]
C000142782 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[36]
C000142782 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[36]
C000142782 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[36]
C000142782 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[36]
C000142782 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[36]
C000142782 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[39]
C000142782 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[40]
C000142782 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[40]
C000142782 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[40]
C000142782 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[39]
C000195688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000195688 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000195688 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[43]
C000195688 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[44]
C000195688 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[44]
C000195688 [Member] | Mini Russell 1000 Value Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)	[45]
C000195688 [Member] | Mini MSCI EAFE Index Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)	[45]
C000195688 [Member] | Mini Russell 1000 Growth Future JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)	[45]
C000195688 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[41]
C000195688 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[41]
C000195688 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[41]
C000195688 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[41]
C000195688 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[41]
C000195688 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[44]
C000195688 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(50.40%)	[45]
C000195688 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[45]
C000195688 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[45]
C000195688 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[44]
C000160020 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160020 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160020 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160020 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160020 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160020 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160020 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160020 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160020 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160020 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160021 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160021 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160021 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160021 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160021 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160021 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160021 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160021 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160021 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160021 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160022 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160022 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160022 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160022 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160022 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160022 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160022 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160022 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160022 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160022 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160022 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160022 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160022 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160023 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160023 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160023 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160023 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160023 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160023 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160023 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160024 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160024 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160024 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160024 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160024 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160024 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160025 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160025 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160025 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160025 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160025 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160025 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160025 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160026 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160026 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160026 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160026 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160026 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160026 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160026 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160026 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160027 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160027 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160027 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160027 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160027 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160027 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160027 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160027 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160027 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160027 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160027 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000160028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160028 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160028 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160028 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160028 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160028 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160028 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000160028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000160028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000160028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000160028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000160028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160028 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000160029 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160029 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160029 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160029 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160030 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160030 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160030 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160030 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160031 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160031 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160031 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160031 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160031 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160032 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160032 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160032 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160032 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160032 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160032 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160032 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160033 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160033 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160033 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160033 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160033 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160033 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160033 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160033 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160033 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160034 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160034 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160034 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160034 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160034 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160035 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160035 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160035 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160035 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160035 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160035 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160035 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160035 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160036 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160036 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160036 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160036 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160036 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160037 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160037 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160037 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160037 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | AZEK Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Kemper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000160037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000160037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000160037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160037 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000160038 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160038 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160038 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160038 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160038 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160038 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160039 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160039 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160039 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160039 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160039 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160039 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160039 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160039 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160040 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160040 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160040 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160040 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160040 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160040 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160041 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160041 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160041 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160041 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160041 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160041 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160042 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160042 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160042 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160042 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160042 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160043 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160043 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160043 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160043 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160043 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160044 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160044 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160044 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160044 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160044 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160044 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160045 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160045 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160045 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160045 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160045 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160045 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160045 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160046 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160046 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160046 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160046 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160046 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000160046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000160046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160046 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000172715 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172715 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172715 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172715 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172715 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172715 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172715 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172716 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172716 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172716 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172716 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172716 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172716 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172716 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172716 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172717 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172717 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172717 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172717 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172717 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172717 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172717 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172718 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172718 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172718 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172718 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172718 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172718 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172719 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172719 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172719 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172719 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172719 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172719 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172719 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172720 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172720 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172720 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172720 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172720 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172720 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172720 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172721 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172721 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172721 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172721 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172721 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172721 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172721 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172722 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172722 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172722 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172722 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172722 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172722 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172722 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172722 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172722 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172722 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172722 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172722 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172722 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172722 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172722 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172722 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000172723 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172723 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172723 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172723 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172723 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | CNH Industrial N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000172723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000172723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000172723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000172723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000172723 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000220109 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220109 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220109 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220109 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220109 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220109 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220109 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220109 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220109 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220109 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220109 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220109 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220109 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220109 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220109 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220109 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220109 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220109 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220109 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220109 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000220112 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220112 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220112 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220112 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220112 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220112 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220112 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220112 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220112 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220112 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220112 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220112 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220112 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220112 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220112 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220112 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220112 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220112 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220112 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220112 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000220111 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220111 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220111 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220111 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220111 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220111 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220111 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220111 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220111 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220111 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220111 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220111 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220111 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220111 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220111 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220111 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220111 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220111 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000220110 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220110 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220110 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220110 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220110 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220110 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220110 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220110 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220110 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220110 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220110 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220110 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220110 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220110 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220110 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220110 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220110 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220110 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220110 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000220113 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220113 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220113 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220113 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220113 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220113 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220113 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220113 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220113 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220113 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220113 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220113 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220113 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220113 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220113 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220113 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220113 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220113 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000220108 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220108 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220108 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220108 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220108 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220108 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220108 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220108 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220108 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220108 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220108 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220108 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220108 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220108 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220108 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220108 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220108 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220108 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220108 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220108 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000220107 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220107 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220107 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220107 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220107 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220107 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220107 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220107 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220107 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220107 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220107 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220107 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220107 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220107 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220107 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220107 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220107 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220107 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220107 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220107 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000220106 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220106 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220106 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220106 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220106 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220106 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220106 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220106 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220106 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000220106 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220106 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.10%
C000220106 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000220106 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220106 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%
C000220106 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220106 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000220106 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	25.50%
C000220106 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000220106 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000220106 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[3]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[4]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[5]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[8]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[9]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[10]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[11]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[12]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[13]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[14]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[15]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[16]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[17]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[18]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[19]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[20]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[21]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[22]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[23]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[24]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[25]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[26]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[27]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[28]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[29]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[30]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[31]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[32]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[33]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[34]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[35]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[36]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[37]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[38]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[39]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[40]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[41]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[42]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[43]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[44]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[45]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.